Financial assets held for trading (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Financial Assets Held For Trading [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading	€ 6,552 [1]		€ 6,012
Top of range [member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Nominal and Fair Value Credit Rating	50
Eni Insurance DAC [Member] | Reclassification Due To Changes In Accounting Principles IFRS 9 [Member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		€ 207
Securities lending [member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading	1,301
Securities lending [member] | Reclassification Due To Changes In Accounting Principles IFRS 9 [Member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading			€ 845
Level 1 of fair value hierarchy [member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Financial assets, at fair value	6,362
Level 2 of fair value hierarchy [member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Financial assets, at fair value	€ 190

[1]	Income or expense were recognized in the profit and loss account within “Finance income (expense)”.